Taxation - Summary of Reconciliation of Income Tax (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation [Abstract]
Applicable tax rate	25.00%	25.00%	25.00%